Expense Example - Oberweis China Opportunities Fund	Sep. 11, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 183
Expense Example, with Redemption, 3 Years	641
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	2,465
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	$ 2,213